Equity-Accounted Investments - RasGas 3 Joint Venture - Additional Information (Details)	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Ownership percentage	100.00%
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%
RasGas 3 Joint Venture | Qatar Gas Transport Company Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	60.00%